Note 8 - Fixed Assets	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
8.	Fixed assets

December 31, 2016	Cost	Accumulated depreciation	Net

Buildings	$1,483	$805	$678
Vehicles	1,500	886	614
Furniture and equipment	42,753	29,659	13,094
Computer equipment and software	86,333	62,878	23,455
Leasehold improvements	57,696	30,263	27,433
	$189,765	$124,491	$65,274

December 31, 2015	Cost	Accumulated depreciation	Net

Buildings	$1,365	$771	$594
Vehicles	1,556	884	672
Furniture and equipment	41,535	28,565	12,970
Computer equipment and software	82,576	59,215	23,361
Leasehold improvements	52,916	27,960	24,956
	$179,948	$117,395	$62,553

Included in fixed assets are vehicles, office and computer equipment under capital lease at a cost of
$4,739
(2015
-
$4,649)
and net book value of
$1,827
(2015
-
$2,276).